Intangible Assets, Net (Details) - Schedule of acquired intangible asset		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of acquired intangible asset [Abstract]
Copyrights		¥ 579,722	$ 88,848	¥ 579,722
Customer relationship		26,099,600	4,000,000
Non-compete agreements	[1]	64,370,622	9,865,381	64,961,002
Technology know-hows	[1]	14,709,556	2,254,372	12,549,859
Subtotal		105,759,500	16,208,601	78,090,583
Less: accumulated amortization		(64,517,409)	(9,887,877)	(50,551,285)
Intangible assets, net		¥ 41,242,091	$ 6,320,724	¥ 27,539,298

[1]	There is no change in carrying value of non-compete agreements and technology know-hows except for the foreign exchange translation difference from Skystar.